Other non-current assets (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Value added tax	€ 400,000
R&D tax credit	€ 400,000
Lease term	48 months
Annual lease payment	€ 13,967
Monthly lease payment	€ 1,164
Discount rate	6.25%
ROU asset and liability	€ 49,320
ROU asset and current lease liability	7,981
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets - related party	€ 3,350	€ 3,350